As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	Biofuel: 2.5%
410,000	Maple Energy PLC*	$314,603

	Efficiency: 15.7%
146,000	Applied Intellectual Capital Ltd.*†^	-
1,310,000	Canada Lithium Corp.*	799,527
760,987	Carmanah Technologies Corp.*	220,988
9,000	Itron, Inc.*	417,600
2,058,455	Thermal Energy International, Inc.*	81,053
28,400	WaterFurnace Renewable Energy Inc.	452,902
		1,972,070
	Geothermal: 3.6%
22,119	Ormat Technologies, Inc.	456,757

	Hydro: 6.5%
38,066	Cia Energetica de Minas Gerais ADR	451,082
16,700	Verbund AG	361,992
		813,074

	Solar: 21.2%
85,700	JA Solar Holdings Co., Ltd.*	310,234
155,800	LDK Solar Co., Ltd. - ADR*	171,380
113,000	Power-One Inc.*	467,820
252,000	Renesola Ltd. - ADR*	347,760
10,560	SMA Solar Technology AG	252,724
40,000	SunPower Corp. - Class B *	461,600
247,291	Suntech Power Holdings Co., Ltd. - ADR*	96,443
80,500	Trina Solar Ltd. - ADR*	292,215
136,500	Yingli Green Energy Holding Co., Ltd. - ADR*	259,350
		2,659,526
	Wind: 48.4%
6,200	Acciona S.A.	338,007
44,987	Boralex Inc. - Class A*	471,636
2,190,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares*	411,901
457,000	China Longyuan Power Group Corp. - H Shares	414,462
1,535,000	China Suntien Green Energy Corp. Ltd. - H Shares	419,218
75,400	EDP Renovaveis SA*	364,377

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	Wind: 48.4% (continued)
217,200	Enel Green Power SpA	$407,327
125,931	Gamesa Corporation Tecnologica S.A.	384,192
332,941	Good Energy Group PLC*	751,246
221,100	Greentech Energy Systems*	387,735
1,565,000	Huaneng Renewables Corp. Ltd. - H Shares*	415,315
70,100	Nordex SE*	435,362
245,708	Theolia SA*	462,994
51,315	Vestas Wind Systems A/S*	410,245
		6,074,017

	Total Common Stocks	12,290,047
	(cost $28,232,984)

	Total Investments in Securities	$12,290,047
	(cost $28,232,984) - 97.9%

	Other Assets less Liabilities: 2.1%	264,237

	Net Assets: 100.0%	$12,554,284

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.0% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	China: 30.6%
171,000	Anhui Conch Cement Co Ltd - H Shares	$567,243
173,000	China Shenhua Energy Co., Ltd. - H Shares	628,479
419,000	CNOOC Ltd	805,338
784,900	db x-trackers - CSI300 INDEX ETF - 2D	614,771
248,000	Dongfang Electric Corp. Ltd. - H Shares	410,855
94,650	Inner Mongolia Yitai - B Shares	549,633
356,000	Jiangxi Copper Co., Ltd. - H Shares	786,061
668,000	PetroChina Co., Ltd. - H Shares	876,032
968,000	Shenzhen Expressway Co., Ltd. - H Shares	362,881
1,099,000	Soho China, Ltd.	917,420
10,800	Sohu.com Inc.*	535,788
156,000	Weichai Power Co., Ltd. - H Shares	519,494
298,800	Yanzhou Coal Mining Co., Ltd. - H Shares	402,632
		7,976,627
	Hong Kong: 17.7%
400,000	Chen Hsong Holdings	140,160
1,084,000	China Liansu Group Holdings Ltd	614,437
72,500	China Mobile Ltd.	767,725
156,000	Galaxy Entertainment Group Ltd*	651,126
71,266	HSBC Holdings PLC	752,821
186,000	Kingboard Chemical Holdings Ltd.	529,543
548,000	Kunlun Energy Co., Ltd.	1,164,823
		4,620,635
	Indonesia: 2.9%
129,000	Indo Tambangraya Megah PT	471,263
1,133,000	Vale Indonesia Tbk	276,910
		748,173
	Malaysia: 5.5%
462,000	DiGi.Com Bhd	692,291
170,000	UMW Holdings Bhd	735,669
		1,427,960

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	South Korea: 12.4%
3,262	Hyundai Mobis	$911,812
1,310	Samsung Electronics Co., Ltd.	1,777,908
4,773	Samsung Engineering Co., Ltd.	549,114
		3,238,834
	Taiwan: 16.1%
71,000	Asustek Computer Inc.	844,093
223,000	Novatek Microelectronics Corp. Ltd.	973,213
2	Shin Zu Shing Co., Ltd.	6
449,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,501,547
44,000	TPK Holding Co. Ltd.	874,041
		4,192,900
	Thailand: 14.0%
137,500	Electricity Generating PCL/Foreign	730,109
347,000	Glow Energy PCL/Foreign	879,793
824,000	LPN Development PCL/Foreign	710,466
126,198	PTT Exploration & Production PCL/Foreign	639,932
60,700	PTT PCL/Foreign	671,566
		3,631,866

	Total Common Stocks	25,836,995
	(cost $19,671,082)

	Total Investments in Securities	$25,836,995
	(cost $19,671,082) - 99.2%

	Other Assets less Liabilities: 0.8%	205,834

	Net Assets: 100.0%	$26,042,829

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 96.9%	Value

	Australia: 1.8%
28,849	Incitec Pivot Ltd.	$92,811

	China: 19.7%
152,000	China Shanshui Cement Group Ltd.	87,332
218,000	Industrial & Commercial Bank of China - H Shares	152,775
23,915	Inner Mongolia Yitai - B Shares	138,874
1,400	PetroChina Co., Ltd. - ADR	184,548
67,000	Shenzhou Int'l Group	188,591
171,000	Soho China Ltd.	142,747
72,000	Yanzhou Coal Mining Co., Ltd. - H Shares	97,020
		991,887
	Hong Kong: 18.2%
62,500	BOC Hong Kong Holdings Ltd.	208,533
17,000	China Mobile Ltd.	180,018
16,500	CLP Holdings Ltd.	144,540
3,924	HSBC Holdings PLC - ADR	209,306
14,600	VTech Holdings Ltd.	178,020
		920,417
	Indonesia: 6.2%
30,500	Indo Tambangraya Megah PT	111,423
179,500	Telekomunikasi Indonesia Tbk PT	203,190
		314,613
	Malaysia: 2.6%
85,900	DiGi.Com Bhd	128,718

	Singapore: 3.3%
10,000	United Overseas Bank Ltd.	164,309

	South Korea: 3.8%
2,840	KT&G Corp.	192,720

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 96.9%	Value

	Taiwan: 21.9%
11,000	Asustek Computer Inc.	$130,775
86,126	Lite-On Technology Corp.	139,691
47,000	Novatek Microelectronics Corp. Ltd.	205,117
12,000	St Shine Optical Co., Ltd.	234,362
70,000	Taiwan Semiconductor Manufacturing Co., Ltd.	234,094
8,000	TPK Holding Co. Ltd.	158,917
		1,102,956
	Thailand: 19.4%
151,400	Delta Electronics Thai PCL/Foreign	189,993
60,100	Glow Energy PCL/Foreign	152,379
151,700	LPN Development PCL/Foreign	130,798
56,820	PTT Global Chemical PCL/Foreign	134,847
17,200	PTT PCL/Foreign	190,295
491,600	Thai Tap Water Supply PCL/Foreign	181,297
		979,609

	Total Common Stocks	4,888,040
	(cost $3,725,109)

	Total Investments in Securities	$4,888,040
	(cost $3,725,109) - 96.9%

	Other Assets less Liabilities: 3.1%	157,234

	Net Assets: 100.0%	$5,045,274

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Airlines: 2.2%
1,759,000	Cathay Pacific Airways Ltd.	$3,009,259

	Auto/Truck Parts & Equipment: 2.2%
930,120	Weichai Power Co., Ltd. - H Shares	3,097,384

	Auto - Cars/Light Trucks: 1.9%
5,500,000	Geely Automobile Holdings Ltd	2,671,158

	Building Products: 4.7%
993,000	Anhui Conch Cement Co Ltd. - H Shares	3,293,988
5,794,000	China Liansu Group Holdings Ltd.	3,284,179
		6,578,167
	Casino Hotels: 2.6%
870,000	Galaxy Entertainment Group Ltd.*	3,631,281

	Cellular Telecommunications: 4.3%
568,000	China Mobile Ltd.	6,014,725

	Chemicals - Other: 1.9%
940,000	Kingboard Chemical Holdings Ltd.	2,676,182

	Coal: 6.2%
833,000	China Shenhua Energy Co Ltd. - H Shares	3,026,145
488,908	Inner Mongolia Yitai - B Shares	2,839,089
2,030,200	Yanzhou Coal Mining Co., Ltd. - H Shares	2,735,685
		8,600,919
	Commercial Banks: 16.0%
1,678,000	BOC Hong Kong Holdings Ltd.	5,598,701
6,178,670	China Construction Bank Corp. - H Shares	5,046,379
113,281	Dah Sing Financial Holdings Ltd.	593,216
451,491	HSBC Holdings PLC	4,769,343
6,715,330	Industrial & Commercial Bank of China - H Shares	4,706,108
140,400	Wing Hang Bank Ltd.	1,492,164
		22,205,911

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Computers: 5.1%
7,058,000	Lenovo Group Ltd.	$7,010,220

	Distribution/Wholesale: 2.4%
2,443,000	Digital China Holdings Ltd.	3,304,520

	Exchange Traded Funds (ETFs): 2.8%
4,923,600	db x-trackers - CSI300 INDEX ETF - 2D	3,856,399

	Gas - Distribution: 3.8%
692,000	Beijing Enterprises Holdings Ltd.	5,330,929

	Internet Application Software: 4.6%
203,300	Tencent Holdings Ltd.	6,463,654

	Machinery - General Industries: 0.7%
2,620,000	Chen Hsong Holdings	918,049

	Metal - Copper: 3.1%
1,939,000	Jiangxi Copper Co., Ltd. - H Shares	4,281,384

	Oil - Integrated: 4.1%
4,286,000	PetroChina Co., Ltd. - H Shares	5,620,766

	Oil - Exploration & Production: 9.8%
3,478,000	CNOOC Ltd.	6,684,886
3,220,000	Kunlun Energy Co., Ltd.	6,844,400
		13,529,286
	Power Conversion/Supply Equipment: 1.9%
1,622,000	Dongfang Electric Corp., Ltd. - H Shares	2,687,122

	Public Thoroughfares: 1.0%
3,534,000	Shenzhen Expressway Co., Ltd. - H Shares	1,324,815

	Real Estate Operations/Development: 5.9%
9,628,000	Soho China Ltd.	8,037,235

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Real Estate Management/Service: 0.8%
2,625,000	Midland Holdings Ltd.	$1,159,896

	Retail - Apparel: 0.1%
236,000	Glorious Sun Enterprises Ltd.	68,101

	Retail - Automobile: 1.7%
3,100,000	Baoxin Auto Group Ltd.	2,396,120

	Telecommunication Equipment: 3.5%
396,000	VTech Holdings Ltd.	4,828,491

	Web Portals/ISP: 5.8%
93,500	NetEase Inc. ADR	5,120,995
57,400	Sohu.com Inc.*	2,847,614
		7,968,609

	Total Common Stocks	137,270,582
	(cost $97,203,436)

	Total Investments in Securities	$137,270,582
	(cost $97,203,436) - 99.1%

	Other Assets less Liabilities: 0.9%	1,272,674

	Net Assets: 100.0%	$138,543,256

 * Non-income producing security.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.8%	Value

	Energy - Alternate Source: 1.1%
111,420	JA Solar Holdings Co. Ltd. - ADR*	$403,340
149,600	Trina Solar Ltd. - ADR*	543,048
		946,388
	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	78,721

	Oil & Gas - Drilling: 4.3%
1,658,322	Cluff Natural Resources*	103,940
124,370	Patterson-UTI Energy, Inc.	2,964,981
14,930	Transocean Ltd.	775,763
		3,844,684

	Oil & Gas - Exploration & Production: 40.8%
678,800	Afren PLC*	1,462,535
41,209	Apache Corp.	3,179,687
55,700	Bill Barrett Corp*	1,129,039
93,600	Canadian Natural Resources Ltd.	3,000,986
58,270	Carrizo Oil & Gas Inc.*	1,501,618
143,500	Chesapeake Energy Corp.	2,928,835
53,100	Devon Energy Corp.	2,995,902
173,350	Dragon Oil PLC	1,712,086
575,230	JKX Oil & Gas PLC *	662,083
117,086	Newfield Exploration Co.*	2,625,068
28,135	Noble Energy Inc.	3,254,094
101,199	Ophir Energy PLC*	712,097
192,000	Pantheon Resources PLC*	61,994
234,700	Penn Virginia Corp.*	948,188
130,500	Petrominerales Ltd.*	793,907
33,500	QEP Resources Inc.	1,066,640
258,700	SOCO International PLC*	1,476,028
71,500	Stone Energy Corp*	1,555,125
80,000	Triangle Petroleum Corp.*	528,000
119,408	Trinity Exploration & Production PLC	221,351
56,500	Ultra Petroleum Corp*	1,135,650
67,497	Unit Corp*	3,074,488
362,740	WesternZagros Resources Ltd.*	407,072
		36,432,473

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 99.8%	Value

	Oil & Gas - Field Services: 7.3%
74,900	Halliburton Co.	$3,026,709
127,880	Helix Energy Solutions Group, Inc.*	2,925,894
84,900	Kentz Corp Ltd.	560,900
		6,513,503
	Oil & Gas - Integrated: 42.7%
453,700	BP PLC	3,170,447
26,400	Chevron Corp.	3,136,848
52,128	ConocoPhillips	3,132,893
135,200	ENI SpA	3,038,066
35,000	Exxon Mobil Corp.	3,153,850
171,700	Gazprom OAO - ADR	1,468,035
45,143	Hess Corp.	3,232,690
69,238	OMV AG	2,944,381
2,233,000	PetroChina Co., Ltd. - H Shares	2,928,411
93,220	Royal Dutch Shell PLC - Class A	3,010,065
122,650	Statoil ASA	2,965,061
101,476	Suncor Energy, Inc.	3,040,734
61,800	Total SA	2,959,210
		38,180,691
	Oil Refining & Marketing: 3.5%
68,599	Valero Energy Corp.	3,120,569

	Total Common Stocks	89,117,029
	(cost $92,266,221)

	Warrants: 0.0%
829,161	Cluff Natural Resources, Expiration 5/22/15, Excerise price £0.10*†^	-

	Total Investments in Securities	$89,117,029
	(cost $92,266,221) - 99.8%

	Other Assets less Liabilities: 0.2%	217,559

	Net Assets: 100.0%	$89,334,588

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.0% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Automobile Manufacturers: 3.9%
17,140	Honda Motor Co., Ltd. - ADR	$655,776
6,740	Toyota Motor Corp. - ADR	691,794
		1,347,570
	Cable/Satellite TV: 4.1%
33,880	Comcast Corp. - Class A	1,423,299

	Commercial Bank: 7.3%
20,780	Capital One Financial Corp.	1,141,861
23,274	State Street Corp.	1,375,261
		2,517,122
	Commercial Services: 3.8%
44,980	H&R Block, Inc.	1,323,312

	Computer Aided Design: 4.3%
58,310	Parametric Technology Corp.*	1,486,322

	Computers: 1.5%
36,660	Research In Motion Ltd.*	529,737

	Diversified Manufacturing Operations: 4.0%
21,870	Danaher Corp.	1,359,220

	E-Commerce: 3.9%
24,990	eBay, Inc.*	1,354,958

	Electronics: 14.6%
55,050	Intel Corp.	1,202,017
17,110	L-3 Communications Holdings, Inc.	1,384,541
85,395	NVIDIA Corp.	1,094,764
1,980	Samsung Electronics Co., Ltd. - GDR	1,330,560
		5,011,882
	Finance - Investment Bank/Broker: 3.8%
63,080	TD Ameritrade Holding Corp.	1,300,710

	Finance - Other Services: 3.8%
8,040	IntercontinentalExchange, Inc.*	1,311,083

	Machinery: 4.2%
11,230	Roper Industries, Inc.	1,429,691

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Medical - Biomedical: 4.1%
28,500	Gilead Sciences, Inc.*	$1,394,505

	Oil - Integrated: 3.5%
28,280	BP PLC - ADR	1,197,658

	Prepackaged Software: 7.4%
26,520	Check Point Software Technologies*	1,246,175
39,680	Oracle Corp.	1,283,251
		2,529,426
	Retail: 4.3%
67,220	Best Buy Co., Inc.	1,488,923

	Semiconductor: 7.8%
101,690	Applied Materials, Inc.	1,370,781
76,529	Taiwan Semiconductor Manufacturing Co., Ltd - ADR	1,315,533
		2,686,314
	Telecommunications: 7.1%
33,577	CenturyLink, Inc.	1,179,560
44,045	Vodafone Group PLC - ADR	1,251,318
		2,430,878
	Web Portals/ISP: 3.1%
67,810	Blucora Inc.*	1,049,699

	Wireless Equipment: 2.1%
216,422	Nokia OYJ - ADR	709,864

	Total Common Stocks	33,882,173
	(cost $34,327,580)

	Total Investments in Securities	$33,882,173
	(cost $34,327,580) - 98.6%

	Other Assets less Liabilities: 1.4%	489,968

	Net Assets: 100.0%	$34,372,141

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 98.3%	Value

	France: 5.4%
760	Danone SA	$52,880
1,020	Total SA	48,841
		101,721
	Germany: 2.9%
880	Deutsche Boerse AG	53,294

	Hong Kong: 2.4%
860	China Mobile Ltd. - ADR	45,693

	Italy: 2.5%
2,080	ENI SpA	46,739

	Netherlands: 2.4%
1,390	Royal Dutch Shell PLC - Class A	44,883

	United Kingdom: 31.0%
8,480	Aberdeen Asset Management PLC	55,302
1,050	AstraZeneca PLC	52,641
9,080	BAE Systems PLC	54,400
7,200	Halma PLC	56,670
8,850	ICAP PLC	39,051
1,220	Imperial Tobacco Group PLC	42,617
7,760	Meggitt PLC	57,894
890	Reckitt Benckiser Group PLC	63,802
1,390	Unilever PLC	58,799
16,740	Vodafone Group PLC	47,463
1,300	Willis Group Holding PLC	51,337
		579,976
	United States: 51.7%
	AbbVie Inc.
1,370	Aflac Inc.	55,869
910	Arthur J Gallagher	47,338
1,340	Coca-Cola Co./The	55,355
1,220	General Dynamics Corp.	49,337
720	H&R Block, Inc.	50,767
2,060	Illinois Tool Works Inc.	60,605

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares	Common Stocks: 98.3%	Value

	United States: 51.7% (continued)
770	Johnson & Johnson	$46,924
700	Kraft Foods Inc. - Class A	57,071
1,063	L-3 Communications Holdings Inc.	54,776
640	Mattel Inc.	51,789
1,450	Merck & Co Inc	63,496
1,140	Microsoft Corp.	50,422
1,550	Mondelez International Inc.	44,346
1,920	Northrop Grumman Corp.	58,781
770	Pfizer Inc.	54,016
2,070	Procter & Gamble Co/The	59,740
770	Reynolds American Inc.	59,336
1,060		47,159
		967,127
	Total Common Stocks
	(cost $1,660,305)	1,839,433

	Total Investments in Securities
	(cost $1,660,305) - 98.3%	$1,839,433

	Other Assets less Liabilities: 1.7%
	.	31,105
	Net Assets: 100.0%
		$1,870,538

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Principal Amount (CNH)
	Corporate Bonds: 76.7%	Value

	Auto-Cars/Light Trucks: 9.2%
21,000,000	Renault S.A., 5.62%, 10/10/14	$3,456,869
18,000,000	Volkswagen International Finance NV, 2.15%, 05/23/16	2,893,715
4,000,000	Volkswagen International Finance NV, 2.15%, 11/30/17	674,020
9,000,000	Volvo Treasury AB, 3.80%, 11/22/15	1,475,289
		8,499,893
	Casino Hotels: 0.9%
5,000,000	Galaxy Entertainment, 4.62%, 12/16/13	811,315

	Commerical Banks: 16.5%
8,000,000	Ag Bank Of China, 3.20%, 11/28/15	1,293,823
10,000,000	CCBL Funding PLC, 3.20%, 11/29/15	1,619,027
20,000,000	HSBC Bank PLC, 2.87%, 04/30/15	3,295,787
20,000,000	ICICI Bank Ltd./Singapore, 4.90%, 09/21/15	3,333,895
15,000,000	Rabobank Nederland, 3.25%, 09/20/15	2,490,299
10,000,000	Societe Generale, 4.15%, 09/06/14	1,637,126
10,000,000	VTB Bank OJSC, 4.50%, 10/30/15	1,625,046
		15,295,003

	Electric - Integrated: 3.9%
22,000,000	China Guangdong, 3.75%, 11/01/15	3,579,544

	Finance-Investment Bank/Broker: 2.6%
15,000,000	Banco BTG Pactual, 4.10%, 03/26/16	2,408,421

	Food-Retail: 1.8%
10,500,000	Tesco PLC, 1.75%, 09/01/14	1,678,610

	Industrial Gases: 10.6%
60,000,000	Air Liquide Finance SA, 3.00%, 09/19/16	9,834,826

	Machinery: 4.9%
23,000,000	Caterpillar Financial Services Corp., 1.35%, 07/12/13	3,699,009
5,000,000	Caterpillar Financial Services Corp., 2.90%, 03/16/14	809,591
		4,508,600
	Manufacturer: 1.0%
6,500,000	Singamas Container Holdings Ltd, 4.75%, 04/14/14	1,053,406

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2013 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 76.7%	Value

	Oil Company - Exploration & Production: 3.5%
20,000,000	CNPC Golden Autumn Ltd, 2.55%, 10/26/13	$3,222,711

	Oil Company - Integrated: 5.0%
29,000,000	BP Capital Markets PLC, 1.70%, 09/15/14	4,651,874

	Real Estate Operator/Developer: 12.1%
5,000,000	Central Plaza Devt, 7.60%, 11/29/15	861,860
15,000,000	Gemdale Asia Hld Ltd., 5.63%, 03/21/18	2,417,942
18,500,000	Global Logistic Properties Ltd, 3.37%, 05/11/16	2,992,135
30,000,000	New World China Land, 5.50%, 02/06/18	4,896,378
		11,168,315
	Special Purpose Banks: 3.0%
7,000,000	Export Import Bank of China, 3.35%, 6/18/17	1,137,810
10,000,000	Korea Development Bank, 3.30%, 06/21/15	1,633,563
		2,771,373
	Steel - Producers: 1.7%
10,000,000	Shanghai Baosteel Group Corp., 3.12%, 12/01/13	1,615,429

	Total Corporate Bonds	$71,099,320
	(cost $69,298,813)

	Short-Term Investments: 20.9%
	Certificate of deposits: 20.9%
50,000,000	Bank of China, 2.85%, 04/15/13	8,054,773
70,000,000	Bank of China, 3.03%, 05/06/13	11,276,681
	Total Certificate of Deposits	$19,331,454
	(cost $19,262,792)

	Total Investments in Securities	90,430,774
	(cost $88,561,604) - 97.6%

	Cash: 1.0%
5,500,256	Cash Yuan (Offshore): 1.0%	886,066
	Other Assets less Liabilities: 1.4%	1,343,694

	Net Assets: 100.0%	$92,660,534

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as an open-end management investment company.  Currently, the Trust offers eight separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”),  Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Inflation Managed Dividend FundTM (the “Inflation Managed Dividend FundTM”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  Except for the Inflation Managed Dividend FundTM, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Inflation Managed Dividend FundTM began operations on March 30, 2012.

The Alternative Energy Fund’s and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund’s and Global Innovators Fund’s investment objective is long-term capital appreciation.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit.  The Inflation Managed Dividend Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Investment Advisor in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.
Security Transactions, Dividend Income and Distributions.  Security transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At March 31, 2013, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$28,232,984	$19,671,082	$3,725,109	$97,203,436
Gross unrealized appreciation	745,295	7,451,976	1,245,585	45,799,652
Gross unrealized depreciation	(16,688,232)	(1,286,063)	(82,654)	(5,732,506)
Net unrealized appreciation (depreciation) on investments	(15,942,937)	6,165,913	1,162,931	40,067,146

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

	Global Energy Fund	Global Innovators Fund	Inflation Managed Dividend FundTM	Renminbi Yuan & Bond Fund
Cost of investments	$92,266,221	$34,327,580	$1,660,305	$88,561,605
Gross unrealized appreciation	15,777,218	5,979,386	212,030	1,886,764
Gross unrealized depreciation	(18,926,410)	(6,424,793)	(32,902)	(17,595)
Net unrealized appreciation (depreciation) on investments	(3,149,192)	(445,407)	179,128	1,869,169

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2013, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at Value
Common Stocks1
Basic Materials	$799,527	$-	$-		$799,527
Energy	5,078,912	-	-		5,078,912
Industrial	3,842,925	-	-	(a)	3,842,925
Utilities	2,568,683	-	-		2,568,683
Total Investments, at Value	$12,290,047	$-	$-	(a)	$12,290,047
Total Assets	$12,290,047	$-	$-	(a)	$12,290,047

(a)	Applied Intellectual Capital Ltd. fair valued at zero as the company has been delisted since 2009.

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$1,592,514	$-	$-	$1,592,514
Communications	1,995,804	-	-	1,995,804
Consumer, Cyclical	2,818,102	-	-	2,818,102
Consumer, Non-cyclical	362,881	-	-	362,881
Energy	6,209,697	-	-	6,209,697
Exchange Traded Funds (“ETFs”)	614,771	-	-	614,771
Financial	2,380,707	-	-	2,380,707
Industrial	3,155,855	-	-	3,155,855
Technology	5,096,761	-	-	5,096,761
Utilities	1,609,903	-	-	1,609,903
Total Investments, at Value	$25,836,995	-	-	$25,836,995
Total Assets	$25,836,995	$-	$-	$25,836,995

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$227,658	$-	$-	$227,658
Communications	689,947	-	-	689,947
Consumer, Cyclical	188,591	-	-	188,591
Consumer, Non-cyclical	427,081	-	-	427,081
Energy	722,160	-	-	722,160
Financial	1,008,468	-	-	1,008,468
Industrial	436,242	-	-	436,242
Technology	709,677	-	-	709,677
Utilities	478,216	-	-	478,216
Total Investments, at Value	$4,888,040	-	-	$4,888,040
Total Assets	$4,888,040	$-	$-	$4,888,040

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$6,957,567	$-	$-	$6,957,567
Communications	25,275,478	-	-	25,275,478
Consumer, Cyclical	18,177,823	-	-	18,177,823
Consumer, Non-cyclical	1,324,815	-	-	1,324,815
Energy	27,750,971	-	-	27,750,971
Exchange Traded Funds (“ETFs”)	3,856,399	-	-	3,856,399
Financial	31,403,042	-	-	31,403,042
Industrial	10,183,338	-	-	10,183,338
Technology	7,010,220	-	-	7,010,220
Utilities	5,330,929	-	-	5,330,929
Total Investments, at Value	$137,270,582	-	-	$137,270,582
Total Assets	$137,270,582	$-	$-	$137,270,582

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Energy	$89,038,308	$-	$-	$89,038,308
Industrial	78,721	-		78,721
Total Investments, at Value	$89,117,029	-	-	$89,117,029
Total Assets	$89,117,029	$-	$-	$89,117,029

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Global Energy Fund	Common Stock	Warrant
Balance as of 12/31/12	$228,228	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(68,862)	-
Cost of purchases	-	-
Proceeds from sales	-	-
Accrued interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3*	159,366	-
Balance as of 3/31/13	$-	$-
Net change in unrealized depreciation on Level 3 investments held as of 3/31/13†	$(228,228)	$-

*   The amount of transfers out is reflected at the securities’ fair value on the date of transfer.
†   Included in the related amounts on the Statements of Operations.

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$6,968,698	$-	$-	$6,968,698
Consumer, Cyclical	2,836,493	-	-	2,836,493
Consumer, Non-cyclical	2,717,817	-	-	2,717,817
Energy	1,197,658	-	-	1,197,658
Financial	5,128,914	-	-	5,128,914
Industrial	4,173,453	-	-	4,173,453
Technology	10,859,140	-	-	10,859,140
Total Investments, at Value	$33,882,173	-	-	$33,882,173
Total Assets	$33,882,173	$-	$-	$33,882,173

Inflation Managed Dividend FundTM
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$93,155	$-	$-	$93,155
Consumer, Cyclical	63,496	-	-	63,496
Consumer, Non-cyclical	823,837	-	-	823,837
Energy	140,464	-	-	140,464
Financial	301,677	-	-	301,677
Industrial	372,459	-	-	372,459
Technology	44,345	-	-	44,345
Total Investments, at Value	$1,839,433	-	-	$1,839,433
Total Assets	$1,839,433	$-	$-	$1,839,433

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2013

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3		Total
Cash	$886,066	$-		$-	$886,066
Investments, at value	-	-		-	-
Corporate Bonds	$-	$71,099,320	$		$71,099,320
Total Investments, at Value	-	71,099,320		-	71,099,320
Certificate of Deposits	-	$19,331,454			$19,331,454
Total Assets	$886,066	$90,430,774		$-	$91,316,840

1
Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.  Significant movements were deemed to have occurred at March 31, 2013 and therefore such securities were classified as Level 1.  As a result, securities still held by the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Fund, China & Hong Kong Fund, Global Energy Fund, Global Innovators Fund, and Inflation Managed Dividend Fund were transferred from Level 2 into Level 1 with an end of period value of $4,851,133, $23,855,071, $3,940,435, $124,234,695, $28,589,984, $1,330,560, and $668,236 respectively.  There were no securities transferred between Level 1 and Level 2 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/29/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/28/13